Concentration and credit risk	12 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
Concentration and credit risk

Note 3 – Concentration and credit risk

The Company’s operations are all carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

For the year ended June 30, 2012, 90.5% of the Company’s revenue was from four major customers who individually accounted for 25.4%, 23.6%, 21.0% and 20.5% of total revenue, respectively. Accounts receivable from these four customers represented 25.5%, 22.9%, 22.8%, and 22.2% of the total accounts receivable balance as of June 30, 2012, respectively. For the year ended June 30, 2011, 74.6% of the Company’s revenue was from three major customers who individually accounted for 38.0%, 21.4%, and 15.2% of total revenue, respectively. Account receivables from these three customers were 27.0%, 20.4%, and 11.1% of the total account receivable balance as of June 30, 2011, respectively.

For the year ended June 30, 2012, five major suppliers provided 61.9% of the Company’s raw material purchases, with each supplier individually accounting for 15.8%, 12.7%, 12.5%, 10.7% and 10.2% of total purchases, respectively. For the year ended June 30, 2011, three major suppliers provided 32.9% of the Company’s total raw material purchases, with each supplier individually accounting for 11.4%, 10.9% and 10.6% of total purchases, respectively. The Company held no accounts payable from its major suppliers as of June 30, 2012 and 2011.